Advances for Vessels (Tables)	12 Months Ended
Dec. 31, 2024
Advances For Assets Acquisition And Assets Under Construction
Advances for vessel acquisition and vessels under construction
Advances for vessels are comprised of the following:

Balance, January 1, 2023	$76,280
Additions for advances, including capitalized expenses and interest	206,242
Transferred to vessel cost (refer to Note 4)	(192,819)
Balance, December 31, 2023	89,703
Additions for advances, including capitalized expenses and interest	143,869
Transferred to vessel cost (refer to Note 4)	(148,368)
Balance, December 31, 2024	$85,204